INCOME TAX AND SOCIAL CONTRIBUTION - Income tax and social contribution reported in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Originated from income and expenses recognized in other comprehensive income
Adjust actuarial gains and losses	R$ (15,068)	R$ (359,964)
Remeasurement of the fair value of financial instruments through OCI	142,426	79,621
Total income tax and social contribution recognized in other comprehensive income	R$ 127,358	R$ (280,343)
Deferred income tax	15.00%
Corporate income tax	10.00%
Tax rate	9.00%
Taxable income	30.00%